Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Classification of Each Class of Financial Assets and their Carrying Values
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2020					2019
		Fair value			Amortised cost		Fair value			Amortised cost
All figures in £ millions	Notes	FVOCI	FVTPL	Fair value – hedging instrument	Financial assets	Total carrying value	FVOCI	FVTPL	Fair value – hedging instrument	Financial assets	Total carrying value
Investments in unlisted securities	15	138	—	—	—	138	122	—	—	—	122
Cash and cash equivalents 1	17	—	93	—	1,004	1,097	—	48	—	389	437
Derivative financial instruments	16	—	2	61	—	63	—	6	48	—	54
Trade receivables	22	—	—	—	803	803	—	—	—	918	918
Investment in finance lease receivable	22	—	—	—	130	130	—	—	—	196	196
Other receivable	22	—	96	—	—	96	—	182	—	—	182

Total financial assets		138	191	61	1,937	2,327	122	236	48	1,503	1,909

1	In 2019, cash and cash equivalents of £48m have been reclassified from amortised cost to FVTPL (classified as level 1) as they relate to money market funds.

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2020					2019
		Fair value		Amortised cost			Fair value		Amortised cost
All figures in £ millions	Notes	FVTPL	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	FVTPL	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value
Derivative financial instruments	16	(30)	(22)	—	(52)	(52)	(7)	(32)	—	(39)	(39)
Trade payables	24	—	—	(340)	(340)	(340)	—	—	(358)	(358)	(358)
Bank loans and overdrafts	18	—	—	(3)	(3)	(3)	—	—	(3)	(3)	(3)
Other borrowings due within one year	18	—	—	(251)	(251)	(249)	—	—	(89)	(89)	(89)
Borrowings due after more than one year	18	—	—	(1,397)	(1,397)	(1,451)	—	—	(1,572)	(1,572)	(1,574)

Total financial liabilities		(30)	(22)	(1,991)	(2,043)	(2,095)	(7)	(32)	(2,022)	(2,061)	(2,063)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements
The following table analyses the movements in level 3 fair value remeasurements:

	2020			2019
All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total
At beginning of year	182	122	304	93
Exchange differences	(7)	(4)	(11)	(2)
Acquisition of investments and other receivable	—	6	6	193
Repayment	(105)	—	(105)	—
Fair value movements	26	14	40	20

At end of year	96	138	234	304